INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024
INTANGIBLE ASSETS
Gross carrying value			¥ 17,340
Accumulated amortization and impairment			(1,500)		$ (200)
Net carrying value			15,801		2,259
Amount paid			10,510	$ 1,503
Useful life (years)						5 years
AI-driven User Acquisition & Platform Distribution Hub
INTANGIBLE ASSETS
Gross carrying value			14,500		2,100
Accumulated amortization and impairment			(1,209)
Net carrying value			¥ 13,301		$ 1,902
Amount paid	¥ 7,500	$ 1,100
Useful life (years)			5 years		5 years
Game licensing
INTANGIBLE ASSETS
Gross carrying value			¥ 2,830
Accumulated amortization and impairment			(330)
Net carrying value			2,500		$ 357
Amount paid	¥ 3,000	$ 400
Initial cost of the licenses			2,800
Net of recoverable taxes			¥ 200
Useful life (years)			5 years		5 years
AI software- AI-driven User Acquisition And Platform Distribution Hub
INTANGIBLE ASSETS
Amount paid			¥ 7,500	1,100
Remained payable			¥ 7,000	$ 1,000